Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AB CAP FUND, INC.
Entity Central Index Key	0000081443
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000147183
Shareholder Report [Line Items]
Fund Name	AB Global Core Equity Portfolio
Class Name	Class A
Trading Symbol	GCEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Global Core Equity Portfolio (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/GCEAX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/GCEAX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.03%	[1]
AssetsNet	$ 2,799,351,624
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 10,514,906
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,799,351,624
# of Portfolio Holdings	69
Portfolio Turnover Rate	34%
Total Advisory Fees Paid (Net)	$10,514,906

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	28.0%
Financials	20.7%
Consumer Discretionary	11.4%
Industrials	10.1%
Communication Services	9.4%
Health Care	9.0%
Consumer Staples	4.3%
Materials	2.3%
Real Estate	2.2%
Energy	2.2%
Short-Term Investments	0.2%
Other assets less liabilities	0.2%
Total	100.0%

Country Breakdown (% of Net Assets)

United States	67.0%
United Kingdom	7.6%
Taiwan	4.5%
China	3.1%
South Korea	2.9%
France	2.6%
Japan	1.9%
Switzerland	1.8%
Denmark	1.8%
Hong Kong	1.5%
Belgium	1.4%
Brazil	1.1%
Canada	0.9%
Others	1.5%
Short-Term Investments	0.2%
Other assets less liabilities	0.2%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$189,937,403	6.8%
NVIDIA Corp.	$161,064,943	5.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	$125,646,021	4.5%
Amazon.com, Inc.	$106,193,358	3.8%
Thermo Fisher Scientific, Inc.	$103,674,035	3.7%
Otis Worldwide Corp.	$99,083,638	3.5%
Samsung Electronics Co., Ltd.	$80,306,239	2.9%
Meta Platforms, Inc. - Class A	$72,267,313	2.6%
Alphabet, Inc. - Class C	$72,153,289	2.6%
Cboe Global Markets, Inc.	$66,544,367	2.4%
Total	$1,076,870,606	38.5%

C000147182
Shareholder Report [Line Items]
Fund Name	AB Global Core Equity Portfolio
Class Name	Advisor Class
Trading Symbol	GCEYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Global Core Equity Portfolio (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/GCEYX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/GCEYX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$40	0.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%	[2]
AssetsNet	$ 2,799,351,624
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 10,514,906
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,799,351,624
# of Portfolio Holdings	69
Portfolio Turnover Rate	34%
Total Advisory Fees Paid (Net)	$10,514,906

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	28.0%
Financials	20.7%
Consumer Discretionary	11.4%
Industrials	10.1%
Communication Services	9.4%
Health Care	9.0%
Consumer Staples	4.3%
Materials	2.3%
Real Estate	2.2%
Energy	2.2%
Short-Term Investments	0.2%
Other assets less liabilities	0.2%
Total	100.0%

Country Breakdown (% of Net Assets)

United States	67.0%
United Kingdom	7.6%
Taiwan	4.5%
China	3.1%
South Korea	2.9%
France	2.6%
Japan	1.9%
Switzerland	1.8%
Denmark	1.8%
Hong Kong	1.5%
Belgium	1.4%
Brazil	1.1%
Canada	0.9%
Others	1.5%
Short-Term Investments	0.2%
Other assets less liabilities	0.2%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$189,937,403	6.8%
NVIDIA Corp.	$161,064,943	5.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	$125,646,021	4.5%
Amazon.com, Inc.	$106,193,358	3.8%
Thermo Fisher Scientific, Inc.	$103,674,035	3.7%
Otis Worldwide Corp.	$99,083,638	3.5%
Samsung Electronics Co., Ltd.	$80,306,239	2.9%
Meta Platforms, Inc. - Class A	$72,267,313	2.6%
Alphabet, Inc. - Class C	$72,153,289	2.6%
Cboe Global Markets, Inc.	$66,544,367	2.4%
Total	$1,076,870,606	38.5%

C000147177
Shareholder Report [Line Items]
Fund Name	AB Global Core Equity Portfolio
Class Name	Class C
Trading Symbol	GCECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Global Core Equity Portfolio (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/GCECX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/GCECX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.78%	[3]
AssetsNet	$ 2,799,351,624
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 10,514,906
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,799,351,624
# of Portfolio Holdings	69
Portfolio Turnover Rate	34%
Total Advisory Fees Paid (Net)	$10,514,906

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	28.0%
Financials	20.7%
Consumer Discretionary	11.4%
Industrials	10.1%
Communication Services	9.4%
Health Care	9.0%
Consumer Staples	4.3%
Materials	2.3%
Real Estate	2.2%
Energy	2.2%
Short-Term Investments	0.2%
Other assets less liabilities	0.2%
Total	100.0%

Country Breakdown (% of Net Assets)

United States	67.0%
United Kingdom	7.6%
Taiwan	4.5%
China	3.1%
South Korea	2.9%
France	2.6%
Japan	1.9%
Switzerland	1.8%
Denmark	1.8%
Hong Kong	1.5%
Belgium	1.4%
Brazil	1.1%
Canada	0.9%
Others	1.5%
Short-Term Investments	0.2%
Other assets less liabilities	0.2%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$189,937,403	6.8%
NVIDIA Corp.	$161,064,943	5.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	$125,646,021	4.5%
Amazon.com, Inc.	$106,193,358	3.8%
Thermo Fisher Scientific, Inc.	$103,674,035	3.7%
Otis Worldwide Corp.	$99,083,638	3.5%
Samsung Electronics Co., Ltd.	$80,306,239	2.9%
Meta Platforms, Inc. - Class A	$72,267,313	2.6%
Alphabet, Inc. - Class C	$72,153,289	2.6%
Cboe Global Markets, Inc.	$66,544,367	2.4%
Total	$1,076,870,606	38.5%

C000107480
Shareholder Report [Line Items]
Fund Name	AB Select US Equity Portfolio
Class Name	Class A
Trading Symbol	AUUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Select US Equity Portfolio (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUUAX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AUUAX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	1.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.35%	[4]
AssetsNet	$ 336,028,385
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 1,464,406
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$336,028,385
# of Portfolio Holdings	89
Portfolio Turnover Rate	86%
Total Advisory Fees Paid (Net)	$1,464,406

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	29.6%
Financials	18.4%
Communication Services	11.8%
Health Care	10.2%
Industrials	10.0%
Consumer Discretionary	6.6%
Consumer Staples	5.2%
Energy	3.1%
Utilities	1.8%
Materials	0.5%
Short-Term Investments	2.6%
Other assets less liabilities	0.2%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$24,868,096	7.4%
Microsoft Corp.	$20,106,502	6.0%
Apple, Inc.	$19,011,170	5.6%
Alphabet, Inc. - Class A	$18,652,922	5.6%
Amazon.com, Inc.	$13,003,245	3.9%
Berkshire Hathaway, Inc. - Class B	$11,237,746	3.3%
Broadcom, Inc.	$8,334,434	2.5%
Meta Platforms, Inc. - Class A	$8,147,491	2.4%
Visa, Inc. - Class A	$5,939,975	1.8%
3M Co.	$5,688,353	1.7%
Total	$134,989,934	40.2%

C000107477
Shareholder Report [Line Items]
Fund Name	AB Select US Equity Portfolio
Class Name	Advisor Class
Trading Symbol	AUUYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Select US Equity Portfolio (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUUYX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AUUYX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$58	1.09%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.09%	[5]
AssetsNet	$ 336,028,385
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 1,464,406
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$336,028,385
# of Portfolio Holdings	89
Portfolio Turnover Rate	86%
Total Advisory Fees Paid (Net)	$1,464,406

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	29.6%
Financials	18.4%
Communication Services	11.8%
Health Care	10.2%
Industrials	10.0%
Consumer Discretionary	6.6%
Consumer Staples	5.2%
Energy	3.1%
Utilities	1.8%
Materials	0.5%
Short-Term Investments	2.6%
Other assets less liabilities	0.2%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$24,868,096	7.4%
Microsoft Corp.	$20,106,502	6.0%
Apple, Inc.	$19,011,170	5.6%
Alphabet, Inc. - Class A	$18,652,922	5.6%
Amazon.com, Inc.	$13,003,245	3.9%
Berkshire Hathaway, Inc. - Class B	$11,237,746	3.3%
Broadcom, Inc.	$8,334,434	2.5%
Meta Platforms, Inc. - Class A	$8,147,491	2.4%
Visa, Inc. - Class A	$5,939,975	1.8%
3M Co.	$5,688,353	1.7%
Total	$134,989,934	40.2%

C000107481
Shareholder Report [Line Items]
Fund Name	AB Select US Equity Portfolio
Class Name	Class C
Trading Symbol	AUUCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Select US Equity Portfolio (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUUCX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AUUCX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$111	2.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	2.10%	[6]
AssetsNet	$ 336,028,385
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 1,464,406
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$336,028,385
# of Portfolio Holdings	89
Portfolio Turnover Rate	86%
Total Advisory Fees Paid (Net)	$1,464,406

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	29.6%
Financials	18.4%
Communication Services	11.8%
Health Care	10.2%
Industrials	10.0%
Consumer Discretionary	6.6%
Consumer Staples	5.2%
Energy	3.1%
Utilities	1.8%
Materials	0.5%
Short-Term Investments	2.6%
Other assets less liabilities	0.2%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$24,868,096	7.4%
Microsoft Corp.	$20,106,502	6.0%
Apple, Inc.	$19,011,170	5.6%
Alphabet, Inc. - Class A	$18,652,922	5.6%
Amazon.com, Inc.	$13,003,245	3.9%
Berkshire Hathaway, Inc. - Class B	$11,237,746	3.3%
Broadcom, Inc.	$8,334,434	2.5%
Meta Platforms, Inc. - Class A	$8,147,491	2.4%
Visa, Inc. - Class A	$5,939,975	1.8%
3M Co.	$5,688,353	1.7%
Total	$134,989,934	40.2%

C000107482
Shareholder Report [Line Items]
Fund Name	AB Select US Equity Portfolio
Class Name	Class I
Trading Symbol	AUUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Select US Equity Portfolio (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUUIX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AUUIX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$57	1.08%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.08%	[7]
AssetsNet	$ 336,028,385
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 1,464,406
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$336,028,385
# of Portfolio Holdings	89
Portfolio Turnover Rate	86%
Total Advisory Fees Paid (Net)	$1,464,406

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	29.6%
Financials	18.4%
Communication Services	11.8%
Health Care	10.2%
Industrials	10.0%
Consumer Discretionary	6.6%
Consumer Staples	5.2%
Energy	3.1%
Utilities	1.8%
Materials	0.5%
Short-Term Investments	2.6%
Other assets less liabilities	0.2%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$24,868,096	7.4%
Microsoft Corp.	$20,106,502	6.0%
Apple, Inc.	$19,011,170	5.6%
Alphabet, Inc. - Class A	$18,652,922	5.6%
Amazon.com, Inc.	$13,003,245	3.9%
Berkshire Hathaway, Inc. - Class B	$11,237,746	3.3%
Broadcom, Inc.	$8,334,434	2.5%
Meta Platforms, Inc. - Class A	$8,147,491	2.4%
Visa, Inc. - Class A	$5,939,975	1.8%
3M Co.	$5,688,353	1.7%
Total	$134,989,934	40.2%

C000230111
Shareholder Report [Line Items]
Fund Name	AB Sustainable US Thematic Portfolio
Class Name	Class A
Trading Symbol	SUTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Sustainable US Thematic Portfolio (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/SUTAX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/SUTAX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%	[8]
AssetsNet	$ 12,148,293
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$12,148,293
# of Portfolio Holdings	39
Portfolio Turnover Rate	38%
Total Advisory Fees Paid (Net)	$0

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	42.6%
Health Care	19.1%
Industrials	14.6%
Financials	12.1%
Utilities	2.9%
Communication Services	2.1%
Consumer Discretionary	1.7%
Energy	1.4%
Short-Term Investments	5.1%
Other assets less liabilities	-1.6%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Apple, Inc.	$748,702	6.2%
Microsoft Corp.	$632,575	5.2%
NVIDIA Corp.	$555,957	4.6%
Broadcom, Inc.	$482,809	4.0%
AbbVie, Inc.	$470,461	3.8%
Veralto Corp.	$434,442	3.6%
Rockwell Automation, Inc.	$428,755	3.5%
TE Connectivity PLC	$422,486	3.5%
Visa, Inc. - Class A	$402,264	3.3%
Johnson & Johnson	$386,582	3.2%
Total	$4,965,033	40.9%

C000180082
Shareholder Report [Line Items]
Fund Name	AB Sustainable US Thematic Portfolio
Class Name	Advisor Class
Trading Symbol	FFTYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Sustainable US Thematic Portfolio (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/FFTYX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/FFTYX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$33	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[9]
AssetsNet	$ 12,148,293
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$12,148,293
# of Portfolio Holdings	39
Portfolio Turnover Rate	38%
Total Advisory Fees Paid (Net)	$0

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	42.6%
Health Care	19.1%
Industrials	14.6%
Financials	12.1%
Utilities	2.9%
Communication Services	2.1%
Consumer Discretionary	1.7%
Energy	1.4%
Short-Term Investments	5.1%
Other assets less liabilities	-1.6%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Apple, Inc.	$748,702	6.2%
Microsoft Corp.	$632,575	5.2%
NVIDIA Corp.	$555,957	4.6%
Broadcom, Inc.	$482,809	4.0%
AbbVie, Inc.	$470,461	3.8%
Veralto Corp.	$434,442	3.6%
Rockwell Automation, Inc.	$428,755	3.5%
TE Connectivity PLC	$422,486	3.5%
Visa, Inc. - Class A	$402,264	3.3%
Johnson & Johnson	$386,582	3.2%
Total	$4,965,033	40.9%

C000236906
Shareholder Report [Line Items]
Fund Name	AB Sustainable US Thematic Portfolio
Class Name	Class C
Trading Symbol	SUTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Sustainable US Thematic Portfolio (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/SUTCX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/SUTCX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85	1.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.65%	[10]
AssetsNet	$ 12,148,293
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$12,148,293
# of Portfolio Holdings	39
Portfolio Turnover Rate	38%
Total Advisory Fees Paid (Net)	$0

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	42.6%
Health Care	19.1%
Industrials	14.6%
Financials	12.1%
Utilities	2.9%
Communication Services	2.1%
Consumer Discretionary	1.7%
Energy	1.4%
Short-Term Investments	5.1%
Other assets less liabilities	-1.6%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Apple, Inc.	$748,702	6.2%
Microsoft Corp.	$632,575	5.2%
NVIDIA Corp.	$555,957	4.6%
Broadcom, Inc.	$482,809	4.0%
AbbVie, Inc.	$470,461	3.8%
Veralto Corp.	$434,442	3.6%
Rockwell Automation, Inc.	$428,755	3.5%
TE Connectivity PLC	$422,486	3.5%
Visa, Inc. - Class A	$402,264	3.3%
Johnson & Johnson	$386,582	3.2%
Total	$4,965,033	40.9%

C000230112
Shareholder Report [Line Items]
Fund Name	AB Sustainable US Thematic Portfolio
Class Name	Class Z
Trading Symbol	SUTZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Sustainable US Thematic Portfolio (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/SUTZX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/SUTZX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$33	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[11]
AssetsNet	$ 12,148,293
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$12,148,293
# of Portfolio Holdings	39
Portfolio Turnover Rate	38%
Total Advisory Fees Paid (Net)	$0

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	42.6%
Health Care	19.1%
Industrials	14.6%
Financials	12.1%
Utilities	2.9%
Communication Services	2.1%
Consumer Discretionary	1.7%
Energy	1.4%
Short-Term Investments	5.1%
Other assets less liabilities	-1.6%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Apple, Inc.	$748,702	6.2%
Microsoft Corp.	$632,575	5.2%
NVIDIA Corp.	$555,957	4.6%
Broadcom, Inc.	$482,809	4.0%
AbbVie, Inc.	$470,461	3.8%
Veralto Corp.	$434,442	3.6%
Rockwell Automation, Inc.	$428,755	3.5%
TE Connectivity PLC	$422,486	3.5%
Visa, Inc. - Class A	$402,264	3.3%
Johnson & Johnson	$386,582	3.2%
Total	$4,965,033	40.9%

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